Financial Risk Management and Financial Instruments - Summary of Funding Programs (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Euro Medium Term Note Program [member]
Disclosure of Funding Programs [Line Items]
Amount	$ 5,000
Utilized	1,519
Unutilized	3,481
S E C Registered Program [member]
Disclosure of Funding Programs [Line Items]
Utilized	$ 1,000